UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Fidelity® VIP
Investment Grade Central Fund

Semiannual Report

June 30, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-SANN-0812

1.831205.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Actual	.0021%	$ 1,000.00	$ 1,034.50	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.85	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets) as of June 30, 2012
As of June 30, 2012	As of December 31, 2011
U.S. Government and U.S. Government Agency Obligations 78.2%	U.S. Government and U.S. Government Agency Obligations 67.0%
AAA 5.1%	AAA 7.4%
AA 1.7%	AA 2.7%
A 6.2%	A 7.7%
BBB 15.6%	BBB 14.5%
BB and Below 1.9%	BB and Below 2.9%
Not Rated† 0.0%	Not Rated† 0.0%
Short-Term Investments and Net Other Assets (Liabilities)*** (8.7)%	Short-Term Investments and Net Other Assets (Liabilities)*** (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of June 30, 2012
6 months ago
Years	6.1	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2012
6 months ago
Years	4.8	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Corporate Bonds 22.5%		Corporate Bonds 25.0%
	U.S. Government and U.S. Government Agency Obligations 78.2%		U.S. Government and U.S. Government Agency Obligations 67.0%
	Asset-Backed Securities 1.7%		Asset-Backed Securities 2.3%
	CMOs and Other Mortgage Related Securities 5.7%		CMOs and Other Mortgage Related Securities 7.2%
	Municipal Bonds 0.5%		Municipal Bonds 0.3%
	Other Investments 0.1%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities)*** (8.7)%		Short-Term Investments and Net Other Assets (Liabilities)*** (2.2)%
* Foreign investments	3.5%	** Foreign investments	4.1%
* Futures and Swaps	0.0%	** Futures and Swaps	2.2%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 1,625,000	$ 2,101,002
Comcast Corp.:
3.125% 7/15/22	1,711,000	1,720,523
4.65% 7/15/42	3,129,000	3,134,976
4.95% 6/15/16	2,975,000	3,341,002
5.7% 5/15/18	2,400,000	2,831,842
6.4% 3/1/40	2,058,000	2,570,876
6.45% 3/15/37	1,410,000	1,716,774
COX Communications, Inc. 4.625% 6/1/13	3,475,000	3,596,952
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,829,473
6.35% 6/1/40	2,421,000	2,944,101
NBCUniversal Media LLC:
3.65% 4/30/15	1,200,000	1,275,090
5.15% 4/30/20	3,234,000	3,715,290
6.4% 4/30/40	3,340,000	4,085,682
News America Holdings, Inc. 7.75% 12/1/45	2,636,000	3,227,384
News America, Inc.:
6.15% 3/1/37	2,331,000	2,644,305
6.15% 2/15/41	1,822,000	2,133,351
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,900,104
6.2% 7/1/13	7,000,000	7,355,782
6.75% 7/1/18	4,425,000	5,393,190
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,459,579
6.5% 11/15/36	2,337,000	2,768,994
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,412,173
6.75% 10/5/37	935,000	1,189,069
		71,347,514
CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Beam, Inc.:
1.875% 5/15/17	857,000	861,528
3.25% 5/15/22	1,016,000	1,022,693
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,751,477
FBG Finance Ltd. 5.125% 6/15/15 (c)	2,185,000	2,395,774
Fortune Brands, Inc.:
5.375% 1/15/16	471,000	524,015
5.875% 1/15/36	5,421,000	6,264,161
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,034,000	3,229,110
		16,048,758

	Principal Amount	Value
Food Products - 0.4%
General Mills, Inc. 5.2% 3/17/15	$ 3,528,000	$ 3,916,800
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,838,269
6.125% 2/1/18	3,684,000	4,416,729
6.5% 8/11/17	3,514,000	4,265,388
6.5% 2/9/40	822,000	1,057,307
		18,494,493
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	4,450,000	6,160,883
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,011,794
5.65% 5/16/18	2,751,000	3,324,050
Reynolds American, Inc. 7.25% 6/15/37	2,962,000	3,583,522
		16,080,249
TOTAL CONSUMER STAPLES		50,623,500
ENERGY - 3.6%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (c)	3,739,000	3,953,555
5.35% 3/15/20 (c)	3,724,000	4,066,809
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	4,082,826
5% 10/1/21	1,517,000	1,642,482
Transocean, Inc.:
5.05% 12/15/16	2,488,000	2,699,674
6.375% 12/15/21	3,286,000	3,761,149
		20,206,495
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,982,856
Apache Corp.:
3.25% 4/15/22	2,590,000	2,706,724
4.75% 4/15/43	2,750,000	3,059,232
ConocoPhillips 5.75% 2/1/19	3,900,000	4,758,835
Duke Capital LLC 6.25% 2/15/13	855,000	879,504
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,940,647
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,760,892
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,656,869
Encana Holdings Finance Corp. 5.8% 5/1/14	320,000	344,425
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,450,310
Motiva Enterprises LLC 5.75% 1/15/20 (c)	1,496,000	1,749,394
Nakilat, Inc. 6.067% 12/31/33 (c)	1,808,000	2,011,400
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.875% 3/10/35	$ 5,405,000	$ 5,422,674
6.4% 5/15/37	710,000	753,235
Pemex Project Funding Master Trust 1.0669% 12/3/12 (c)(h)	410,000	408,360
Petro-Canada 6.05% 5/15/18	1,480,000	1,752,245
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,730,286
5.375% 1/27/21	6,096,000	6,570,092
5.75% 1/20/20	5,084,000	5,561,276
6.75% 1/27/41	2,327,000	2,729,534
7.875% 3/15/19	4,277,000	5,202,312
Petroleos Mexicanos:
4.875% 1/24/22 (c)	3,398,000	3,686,830
5.5% 1/21/21	3,601,000	4,087,135
5.5% 6/27/44 (c)	4,171,000	4,285,703
6.5% 6/2/41 (c)	8,839,000	10,407,923
Phillips 66:
4.3% 4/1/22 (c)	3,770,000	3,969,079
5.875% 5/1/42 (c)	3,228,000	3,479,455
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,823,241
3.95% 9/15/15	2,158,000	2,311,859
6.125% 1/15/17	1,250,000	1,453,825
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,009,000	2,024,068
5.5% 9/30/14 (c)	2,808,000	3,025,620
5.832% 9/30/16 (c)	1,688,863	1,809,194
6.332% 9/30/27 (c)	2,415,000	2,766,310
6.75% 9/30/19 (c)	1,838,000	2,200,626
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	677,684
4.6% 6/15/21	873,000	922,808
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,527,843
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	710,270
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,228,320
		128,828,895
TOTAL ENERGY		149,035,390
FINANCIALS - 10.6%
Capital Markets - 1.7%
BlackRock, Inc.:
3.375% 6/1/22	3,725,000	3,783,032
4.25% 5/24/21	1,183,000	1,294,666

	Principal Amount	Value
Goldman Sachs Group, Inc.:
5.25% 7/27/21	$ 1,125,000	$ 1,143,614
5.625% 1/15/17	3,000,000	3,147,960
5.75% 1/24/22	11,472,000	12,118,803
5.95% 1/18/18	755,000	808,449
6.15% 4/1/18	5,954,000	6,457,744
6.75% 10/1/37	3,421,000	3,356,360
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	3,090,000
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	6,974,965
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,558,466
7.125% 5/15/15	5,585,000	6,099,613
Morgan Stanley:
4.75% 4/1/14	2,554,000	2,576,692
5.5% 7/28/21	4,338,000	4,277,055
5.75% 1/25/21	1,500,000	1,480,049
6.625% 4/1/18	10,165,000	10,633,261
		70,800,729
Commercial Banks - 1.6%
Bank of America NA 5.3% 3/15/17	3,403,000	3,544,432
Credit Suisse New York Branch 6% 2/15/18	6,110,000	6,540,621
Discover Bank:
7% 4/15/20	2,309,000	2,689,027
8.7% 11/18/19	6,339,000	7,880,030
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,253,604
8.25% 3/1/38	4,319,000	5,868,238
Fifth Third Bank 4.75% 2/1/15	487,000	518,148
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	2,412,000	2,396,925
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,454,143
HSBC Holdings PLC 4% 3/30/22	3,647,000	3,790,086
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,176,377
KeyBank NA:
5.45% 3/3/16	1,618,000	1,797,074
5.8% 7/1/14	2,049,000	2,196,706
6.95% 2/1/28	800,000	951,182
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,915,229
5% 1/17/17	4,625,000	4,987,637
5.25% 9/4/12	1,200,000	1,207,807
Regions Bank:
6.45% 6/26/37	4,429,000	4,340,420
7.5% 5/15/18	2,383,000	2,680,875
Regions Financial Corp.:
5.75% 6/15/15	814,000	854,700
7.75% 11/10/14	2,367,000	2,556,360
Wachovia Corp. 4.875% 2/15/14	785,000	824,033
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.625% 4/15/15	$ 2,350,000	$ 2,501,942
3.676% 6/15/16	1,714,000	1,825,053
		66,750,649
Consumer Finance - 0.4%
General Electric Capital Corp.:
2.25% 11/9/15	2,597,000	2,650,114
2.95% 5/9/16	774,000	799,005
3.5% 6/29/15	799,000	842,597
5.625% 5/1/18	9,700,000	11,156,154
		15,447,870
Diversified Financial Services - 2.0%
Bank of America Corp.:
3.875% 3/22/17	3,077,000	3,135,872
5.7% 1/24/22	2,179,000	2,401,506
5.75% 12/1/17	12,290,000	13,121,935
6.5% 8/1/16	3,000,000	3,295,587
BP Capital Markets PLC 4.742% 3/11/21	3,000,000	3,436,263
Capital One Capital V 10.25% 8/15/39	3,830,000	3,906,600
Citigroup, Inc.:
3.953% 6/15/16	3,838,000	3,934,069
4.75% 5/19/15	10,152,000	10,657,387
5.875% 1/30/42	3,065,000	3,351,890
6.125% 5/15/18	3,753,000	4,192,585
6.5% 8/19/13	8,073,000	8,459,051
JPMorgan Chase & Co.:
3.15% 7/5/16	4,200,000	4,320,918
4.35% 8/15/21	4,371,000	4,616,620
4.5% 1/24/22	6,648,000	7,166,936
6.3% 4/23/19	3,920,000	4,584,013
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,150,739
5.15% 3/15/20	1,545,000	1,767,092
		83,499,063
Insurance - 1.7%
Allstate Corp. 6.2% 5/16/14	2,709,000	2,980,082
American International Group, Inc. 4.875% 9/15/16	2,638,000	2,799,279
Aon Corp.:
3.125% 5/27/16	3,681,000	3,836,629
3.5% 9/30/15	1,538,000	1,607,498
5% 9/30/20	1,402,000	1,556,573
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	445,084
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	1,310,000	1,345,701

	Principal Amount	Value
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	$ 3,925,000	$ 4,044,893
6.625% 4/15/42	2,829,000	2,917,367
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	4,093,000	4,122,064
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,482,239
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	2,110,000	2,265,857
MetLife, Inc.:
4.75% 2/8/21	1,477,000	1,645,397
6.75% 6/1/16	3,234,000	3,793,511
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	2,884,000	3,092,983
New York Life Global Funding 4.65% 5/9/13 (c)	6,045,000	6,236,246
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,214,000	2,699,371
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	2,297,000	2,920,169
Pacific LifeCorp 6% 2/10/20 (c)	2,514,000	2,745,811
Prudential Financial, Inc.:
4.5% 11/16/21	2,157,000	2,240,450
5.8% 11/16/41	2,824,000	2,960,072
6.2% 11/15/40	1,297,000	1,417,028
7.375% 6/15/19	1,250,000	1,526,454
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,499,633
Unum Group 5.625% 9/15/20	2,889,000	3,109,483
		71,289,874
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,200,000	1,229,616
Boston Properties, Inc. 3.85% 2/1/23	2,805,000	2,833,746
Camden Property Trust 5.375% 12/15/13	2,985,000	3,132,898
DDR Corp. 4.625% 7/15/22	1,491,000	1,472,674
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,091,000	3,207,586
5.375% 10/15/12	1,764,000	1,766,117
7.5% 4/1/17	1,944,000	2,231,197
Duke Realty LP:
4.375% 6/15/22	2,340,000	2,353,808
4.625% 5/15/13	1,047,000	1,069,880
5.4% 8/15/14	2,242,000	2,381,450
5.5% 3/1/16	1,270,000	1,354,543
5.95% 2/15/17	928,000	1,026,458
6.25% 5/15/13	2,913,000	3,010,728
6.5% 1/15/18	2,445,000	2,772,493
Equity One, Inc.:
5.375% 10/15/15	455,000	482,060
6% 9/15/17	2,405,000	2,610,700
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 1,401,000	$ 1,470,446
5.9% 4/1/20	1,046,000	1,195,783
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,203,382
6.25% 6/15/17	3,000,000	3,210,987
UDR, Inc. 5.5% 4/1/14	3,685,000	3,880,788
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	969,833
		44,867,173
Real Estate Management & Development - 2.1%
AMB Property LP 5.9% 8/15/13	2,575,000	2,665,923
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,809,938
4.25% 7/15/22	1,842,000	1,841,943
6.125% 4/15/20	1,392,000	1,562,239
Brandywine Operating Partnership LP 5.7% 5/1/17	5,000,000	5,310,320
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,652,109
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,910,579
5.25% 3/15/21	1,953,000	2,080,447
ERP Operating LP:
4.625% 12/15/21	7,498,000	8,150,266
4.75% 7/15/20	2,827,000	3,111,936
5.375% 8/1/16	1,066,000	1,194,431
5.5% 10/1/12	3,560,000	3,601,235
5.75% 6/15/17	5,343,000	6,167,243
Liberty Property LP:
4.125% 6/15/22	2,007,000	2,027,010
4.75% 10/1/20	4,185,000	4,456,673
5.5% 12/15/16	2,290,000	2,540,496
6.625% 10/1/17	2,673,000	3,095,679
Mack-Cali Realty LP 4.5% 4/18/22	1,218,000	1,250,754
Post Apartment Homes LP 6.3% 6/1/13	2,679,000	2,768,556
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	3,844,000	3,912,673
5.5% 1/15/14 (c)	2,405,000	2,461,542
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,294,420
Regency Centers LP 5.875% 6/15/17	1,827,000	2,047,848
Simon Property Group LP:
2.8% 1/30/17	857,000	882,578
4.125% 12/1/21	2,399,000	2,557,857
4.2% 2/1/15	1,523,000	1,605,821
5.1% 6/15/15	2,220,000	2,415,875

	Principal Amount	Value
Tanger Properties LP:
6.125% 6/1/20	$ 4,876,000	$ 5,625,695
6.15% 11/15/15	349,000	388,032
		89,390,118
TOTAL FINANCIALS		442,045,476
HEALTH CARE - 0.4%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	4,000,000	4,181,440
Health Care Providers & Services - 0.3%
Aristotle Holding, Inc. 4.75% 11/15/21 (c)	3,953,000	4,377,647
Express Scripts, Inc.:
3.125% 5/15/16	3,450,000	3,593,344
6.25% 6/15/14	1,108,000	1,211,590
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,889,068
		12,071,649
TOTAL HEALTH CARE		16,253,089
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
United Technologies Corp.:
3.1% 6/1/22	4,137,000	4,338,704
4.5% 6/1/42	4,137,000	4,551,064
		8,889,768
Airlines - 0.3%
Continental Airlines, Inc.:
6.648% 3/15/19	1,166,474	1,229,230
6.795% 2/2/20	1,625,052	1,608,802
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,720,599	2,883,835
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	961,549	1,000,011
8.36% 1/20/19	4,052,222	4,295,355
		11,017,233
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	8,330,000
TOTAL INDUSTRIALS		28,237,001
INFORMATION TECHNOLOGY - 0.0%
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,347,000	1,398,814
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.7%
Chemicals - 0.3%
Dow Chemical Co.:
4.125% 11/15/21	$ 3,587,000	$ 3,850,361
4.25% 11/15/20	1,931,000	2,096,361
7.6% 5/15/14	7,213,000	8,029,973
		13,976,695
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/14 (c)	2,675,000	3,008,511
ArcelorMittal SA 3.75% 3/1/16	346,000	343,737
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	3,750,000	3,949,125
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,890,970
6.25% 1/23/17	3,115,000	3,543,945
		14,736,288
TOTAL MATERIALS		28,712,983
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
6.3% 1/15/38	364,000	453,966
6.8% 5/15/36	10,939,000	14,197,553
CenturyLink, Inc.:
6.15% 9/15/19	1,562,000	1,612,146
6.45% 6/15/21	2,893,000	3,012,429
Embarq Corp. 7.995% 6/1/36	1,808,000	1,890,476
Telefonica Emisiones SAU 5.462% 2/16/21	2,456,000	2,140,080
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,669,404
6.25% 4/1/37	1,380,000	1,758,000
6.9% 4/15/38	2,420,000	3,333,915
		31,067,969
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 2.375% 9/8/16	5,411,000	5,553,131
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	826,000	832,464
5.875% 10/1/19	4,711,000	5,407,747
6.35% 3/15/40	1,471,000	1,668,626
Vodafone Group PLC 5% 12/16/13	2,775,000	2,941,900
		16,403,868
TOTAL TELECOMMUNICATION SERVICES		47,471,837

	Principal Amount	Value
UTILITIES - 2.5%
Electric Utilities - 1.3%
Alabama Power Co. 3.375% 10/1/20	$ 2,167,000	$ 2,320,688
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,712,942
AmerenUE 6.4% 6/15/17	3,819,000	4,584,163
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	2,580,000	2,875,333
6.4% 9/15/20 (c)	6,054,000	6,856,155
Edison International 3.75% 9/15/17	2,401,000	2,532,971
FirstEnergy Corp. 7.375% 11/15/31	4,457,000	5,600,412
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,051,083
6.05% 8/15/21	3,642,000	4,002,787
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,663,600
3.75% 11/15/20	525,000	538,259
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,897,495
Pacific Gas & Electric Co. 3.25% 9/15/21	585,000	613,460
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,308,653
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,602,479
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,755,252
5.625% 1/15/16	2,000,000	2,280,138
Tampa Electric Co. 4.1% 6/15/42	719,000	725,426
		52,921,296
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,256,615
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,377,947
6.5% 5/1/18	2,640,000	3,052,091
PSEG Power LLC 2.75% 9/15/16	919,000	935,023
		5,365,061
Multi-Utilities - 1.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,792,370
Dominion Resources, Inc. 2.7606% 9/30/66 (h)	9,626,000	8,629,738
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	2,916,204
6.5% 9/15/37	1,334,000	1,758,393
National Grid PLC 6.3% 8/1/16	4,181,000	4,825,547
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,702,892
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 2/15/43	$ 2,829,000	$ 2,872,405
5.4% 7/15/14	3,885,000	4,187,210
5.45% 9/15/20	613,000	688,200
5.8% 2/1/42	2,085,000	2,305,570
5.95% 6/15/41	3,834,000	4,290,453
6.4% 3/15/18	2,760,000	3,225,518
Sempra Energy 2.3% 4/1/17	4,185,000	4,290,910
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	1,426,000	1,483,040
		44,968,450
TOTAL UTILITIES		104,511,422
TOTAL NONCONVERTIBLE BONDS (Cost $857,464,137)		939,637,026
U.S. Government and Government Agency Obligations - 26.7%

U.S. Government Agency Obligations - 0.1%
Fannie Mae 0.5% 7/2/15	696,000	695,140
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	3,261,352
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	110,000	110,029
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,066,521
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40 (e)	27,823,677	39,592,552
2.125% 2/15/41	19,279,694	27,600,363
2.5% 1/15/29	8,572,400	11,906,343
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		79,099,258
U.S. Treasury Obligations - 24.7%
U.S. Treasury Bonds:
3% 5/15/42	7,659,000	8,039,560
3.125% 2/15/42	53,861,000	57,959,499
4.375% 5/15/41	88,635,000	118,563,140
U.S. Treasury Notes:
0.25% 9/15/14	59,000	58,876
0.875% 11/30/16	31,268,000	31,590,436

	Principal Amount	Value
0.875% 4/30/17	$ 695,000	$ 700,647
1% 3/31/17	27,344,000	27,732,804
1% 6/30/19	114,992,000	114,147,499
1.875% 10/31/17	20,552,000	21,693,602
2% 2/15/22	166,171,000	171,896,089
2.375% 8/31/14	115,000,000	120,022,280
2.375% 2/28/15	41,183,000	43,345,108
2.625% 7/31/14 (e)	245,000,000	256,561,056
2.625% 12/31/14	55,045,000	58,136,988
TOTAL U.S. TREASURY OBLIGATIONS		1,030,447,584
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,042,371,651)		1,113,613,363
U.S. Government Agency - Mortgage Securities - 51.5%

Fannie Mae - 38.7%
1.867% 5/1/34 (h)	1,192,961	1,240,860
2.019% 9/1/33 (h)	695,187	722,184
2.092% 10/1/33 (h)	979,356	1,019,348
2.257% 7/1/35 (h)	44,190	46,544
2.301% 10/1/33 (h)	46,879	49,247
2.301% 7/1/34 (h)	52,996	56,047
2.32% 6/1/36 (h)	98,574	105,181
2.332% 3/1/35 (h)	57,861	60,958
2.383% 8/1/36 (h)	1,771,282	1,884,324
2.424% 10/1/33 (h)	86,447	91,620
2.425% 3/1/35 (h)	13,659	14,144
2.597% 5/1/35 (h)	216,185	230,009
2.609% 11/1/36 (h)	1,278,916	1,371,637
2.665% 7/1/37 (h)	220,833	236,843
2.688% 7/1/35 (h)	111,539	119,246
2.743% 2/1/36 (h)	1,008,575	1,081,069
2.796% 5/1/36 (h)	391,462	419,843
2.82% 12/1/35 (h)	510,784	547,816
2.858% 9/1/36 (h)	1,078,467	1,156,656
3% 5/1/27 to 6/1/27	15,220,027	15,959,370
3% 7/1/27 (d)	31,100,000	32,585,230
3% 7/1/27 (d)	11,400,000	11,944,425
3.5% 1/1/26 to 6/1/42	28,822,945	30,558,498
3.5% 7/1/42 (d)	14,000,000	14,717,353
3.5% 7/1/42 (d)	14,000,000	14,717,353
3.5% 7/1/42 (d)	22,700,000	23,863,137
3.5% 7/1/42 (d)	22,700,000	23,863,137
3.5% 7/1/42 (d)	49,700,000	52,246,603
3.5% 8/1/42 (d)	45,400,000	47,595,040
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 8/1/42 (d)	$ 28,000,000	$ 29,353,769
4% 9/1/26 to 7/1/42 (d)	177,712,819	190,781,217
4% 7/1/27 (d)	4,000,000	4,254,436
4% 9/1/41	262,696	281,208
4% 10/1/41	6,187,039	6,643,077
4% 7/1/42 (d)	1,000,000	1,064,412
4% 7/1/42 (d)	14,000,000	14,901,764
4% 7/1/42 (d)	51,100,000	54,391,438
4% 7/1/42 (d)	14,000,000	14,901,764
4% 7/1/42 (d)	61,900,000	65,887,084
4% 7/1/42 (d)	49,000,000	52,156,173
4% 7/1/42 (d)	15,000,000	15,966,176
4% 8/1/42 (d)	49,000,000	52,066,209
4.5% 11/1/18 to 11/1/41	151,427,626	164,727,982
4.5% 7/1/42 (d)	37,700,000	40,449,736
4.5% 7/1/42 (d)	16,300,000	17,488,878
4.5% 7/1/42 (d)	9,900,000	10,622,079
4.5% 7/1/42 (d)	7,400,000	7,939,736
4.5% 7/1/42 (d)	200,000	214,587
4.5% 7/1/42 (d)	7,400,000	7,939,736
4.5% 7/1/42 (d)	37,700,000	40,449,736
4.5% 7/1/42 (d)	9,600,000	10,300,198
4.5% 8/1/42 (d)	29,200,000	31,306,955
5% 2/1/18 to 6/1/40 (d)	69,725,746	75,857,300
5% 7/1/42 (d)	15,000,000	16,235,570
5% 7/1/42 (d)	26,000,000	28,141,654
5% 7/1/42 (d)	1,400,000	1,515,320
5.5% 11/1/17 to 3/1/39 (d)	153,739,434	168,862,493
5.5% 7/1/42 (d)	23,000,000	25,086,530
5.5% 7/1/42 (d)	38,000,000	41,447,311
5.5% 7/1/42 (d)	28,000,000	30,540,124
6% 1/1/23 to 7/1/41	98,023,085	107,868,760
6% 7/1/42 (d)	2,000,000	2,197,984
6.5% 6/1/13 to 2/1/36	3,949,497	4,316,981
7% 3/1/15 to 8/1/32	1,554,552	1,760,522
7.5% 7/1/16 to 11/1/31	1,321,357	1,538,789
8% 1/1/30 to 5/1/30	45,961	54,427
8.5% 3/1/25 to 6/1/25	711	848
TOTAL FANNIE MAE		1,618,016,685
Freddie Mac - 7.0%
2.188% 3/1/36 (h)	169,770	178,573
2.374% 1/1/35 (h)	175,867	185,553
2.399% 4/1/35 (h)	850,834	902,768
3.028% 11/1/35 (h)	330,154	351,781

	Principal Amount	Value
3.135% 3/1/33 (h)	$ 17,348	$ 18,453
3.446% 10/1/35 (h)	140,415	150,595
3.5% 4/1/32 to 6/1/42	41,832,732	44,066,754
4% 6/1/24 to 5/1/42	50,139,439	53,578,270
4% 9/1/41	926,096	992,657
4% 7/1/42 (d)	18,500,000	19,635,249
4.5% 7/1/25 to 10/1/41	71,094,838	76,584,558
4.5% 7/1/42 (d)	15,600,000	16,664,697
5% 1/1/35 to 9/1/40	34,819,945	37,780,746
5.5% 1/1/38 to 1/1/40	33,964,821	36,840,990
6% 4/1/32 to 8/1/37	4,790,088	5,292,258
7.5% 5/1/17 to 11/1/31	130,065	150,587
8% 7/1/17 to 5/1/27	8,309	9,430
8.5% 3/1/20 to 1/1/28	119,099	138,002
TOTAL FREDDIE MAC		293,521,921
Ginnie Mae - 5.8%
3.5% 1/15/41 to 5/15/42	18,674,253	20,031,903
3.5% 7/1/42 (d)	12,500,000	13,376,821
4% 1/15/25 to 12/15/41	39,011,101	42,546,028
4% 7/1/42 (d)	1,200,000	1,311,231
4% 7/1/42 (d)	800,000	873,154
4.5% 5/15/39 to 4/15/41	70,441,450	77,470,036
5% 3/15/39 to 9/15/41	62,562,227	69,331,887
6% 3/15/29 to 9/20/38	9,702,113	10,877,433
6.5% 10/15/34 to 11/15/35	369,469	425,537
7% 1/15/28 to 7/15/32	2,678,268	3,096,141
7.5% 4/15/22 to 10/15/28	647,337	747,739
8% 2/15/17 to 9/15/30	47,545	54,818
8.5% 12/15/16 to 3/15/30	11,132	12,585
TOTAL GINNIE MAE		240,155,313
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,124,861,401)		2,151,693,919
Asset-Backed Securities - 1.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7153% 4/25/35 (h)	374,405	231,329
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.6953% 4/25/35 (h)	32,964	32,047
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	169,000	1,690
Airspeed Ltd. Series 2007-1A Class C1, 2.7418% 6/15/32 (c)(h)	2,578,049	1,327,695
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	$ 146,230	$ 146,407
Class A4, 3% 10/15/15 (c)	1,600,000	1,615,958
Series 2010-5 Class A4, 1.75% 3/15/16	1,430,000	1,460,194
Series 2011-1 Class A4, 2.23% 3/15/16	6,420,000	6,621,951
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	3,400,000	3,445,512
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,207,116
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,800,466
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	2,660,000	2,676,417
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9453% 12/25/33 (h)	28,167	21,315
Series 2004-R2 Class M3, 0.7953% 4/25/34 (h)	38,356	13,774
Series 2005-R2 Class M1, 0.6953% 4/25/35 (h)	727,000	645,195
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (h)	16,878	12,139
Series 2004-W11 Class M2, 0.9453% 11/25/34 (h)	198,000	140,500
Series 2004-W7 Class M1, 0.7953% 5/25/34 (h)	209,000	149,761
Series 2006-W4 Class A2C, 0.4053% 5/25/36 (h)	462,489	116,536
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0703% 4/25/34 (h)	852,560	707,631
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	1,939,401	1,958,197
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	1,697,877	1,698,654
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	2,760,000	2,775,595
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3853% 12/25/36 (h)	635,000	227,373
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	3,872,640	3,874,666
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,611,319

	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4888% 3/25/32 (MGIC Investment Corp. Insured) (h)	$ 40,946	$ 12,694
Series 2004-3 Class M4, 1.2153% 4/25/34 (h)	56,336	25,316
Series 2004-4 Class M2, 1.0403% 6/25/34 (h)	207,174	111,049
Fannie Mae Series 2004-T5 Class AB3, 1.0694% 5/28/35 (h)	13,702	8,629
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4203% 8/25/34 (h)	102,000	60,920
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0703% 3/25/34 (h)	5,606	2,231
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	1,451,406	1,451,984
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	209,747	210,175
Class A4, 2.98% 8/15/14	1,800,000	1,826,030
Series 2010-B Class A3, 0.98% 10/15/14	2,016,552	2,021,165
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	3,580,000	3,613,259
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9803% 1/25/35 (h)	334,000	99,824
Class M4, 1.2653% 1/25/35 (h)	128,000	18,264
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (c)(h)	829,000	331,186
GE Business Loan Trust Series 2003-1 Class A, 0.6718% 4/15/31 (c)(h)	71,468	67,085
GSAMP Trust Series 2004-AR1 Class B4, 4.8193% 6/25/34 (c)(h)	138,597	45,645
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7953% 9/25/46 (c)(h)	494,496	468,436
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5353% 8/25/33 (h)	240,201	184,438
Series 2003-5 Class A2, 0.9453% 12/25/33 (h)	11,595	9,153
Series 2006-1 Class 2A3, 0.4703% 4/25/36 (h)	36,536	36,410
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4353% 1/25/37 (h)	436,000	139,028
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	131,414	131,559
Asset-Backed Securities - continued
	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3753% 11/25/36 (h)	$ 438,000	$ 399,728
Keycorp Student Loan Trust Series 1999-A Class A2, 0.7906% 12/27/29 (h)	182,826	162,054
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5453% 5/25/37 (h)	249,000	2,748
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2203% 7/25/34 (h)	27,601	18,735
Series 2006-FM1 Class A2B, 0.3553% 4/25/37 (h)	435,915	391,185
Series 2006-OPT1 Class A1A, 0.5053% 6/25/35 (h)	491,791	394,548
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5853% 8/25/34 (h)	20,187	15,010
Series 2004-NC8 Class M6, 1.4953% 9/25/34 (h)	96,290	39,643
Series 2005-NC1 Class M1, 0.6853% 1/25/35 (h)	141,000	85,587
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7553% 9/25/35 (h)	503,000	268,541
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	2,140,000	2,160,605
Ocala Funding LLC Series 2006-1A Class A, 1.6438% 3/20/11 (b)(c)(h)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4953% 9/25/34 (h)	188,000	79,783
Class M4, 1.6953% 9/25/34 (h)	241,000	50,574
Series 2005-WCH1 Class M4, 1.0753% 1/25/36 (h)	520,000	257,586
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0453% 4/25/33 (h)	1,796	1,481
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0403% 3/25/35 (h)	458,580	339,131
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (c)(h)	128,583	125,659
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (h)	448,000	256,799
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9703% 9/25/34 (h)	22,495	7,638

	Principal Amount	Value
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1053% 9/25/34 (h)	$ 10,148	$ 7,416
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	4,090,623	4,096,527
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2657% 10/25/44 (c)(h)	630,180	341,873
TOTAL ASSET-BACKED SECURITIES (Cost $71,487,533)		68,896,768
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.4%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.8053% 1/25/35 (h)	640,586	512,918
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4438% 12/20/54 (c)(h)	2,117,000	1,423,683
Series 2006-2 Class C1, 1.1838% 12/20/54 (h)	1,885,000	1,267,663
Series 2006-3 Class C2, 0.7438% 12/20/54 (h)	396,000	266,310
Series 2006-4:
Class B1, 0.4238% 12/20/54 (h)	1,059,000	921,330
Class C1, 1.0038% 12/20/54 (h)	647,000	435,108
Class M1, 0.5838% 12/20/54 (h)	279,000	224,595
Series 2007-1:
Class 1C1, 0.8438% 12/20/54 (h)	654,000	439,815
Class 1M1, 0.5438% 12/20/54 (h)	425,000	342,125
Class 2C1, 1.2038% 12/20/54 (h)	298,000	200,405
Class 2M1, 0.7438% 12/20/54 (h)	546,000	439,530
Series 2007-2 Class 2C1, 1.1028% 12/17/54 (h)	757,000	509,083
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9157% 1/20/44 (h)	151,584	110,657
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	5,195,447	5,477,986
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4553% 5/25/47 (h)	277,355	170,847
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4153% 2/25/37 (h)	400,314	269,221
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5353% 7/25/35 (h)	$ 673,315	$ 532,595
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5908% 7/10/35 (c)(h)	201,348	169,956
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6953% 6/25/33 (c)(h)	47,804	44,980
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (h)	12,110	10,002
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (h)	1,153,000	921,683
TOTAL PRIVATE SPONSOR		14,690,492
U.S. Government Agency - 0.1%
Fannie Mae:
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,233,745	1,357,171
Series 1999-57 Class PH, 6.5% 12/25/29	923,319	1,037,888
Series 2002-9 Class PC, 6% 3/25/17	113,514	121,853
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	189,095	194,994
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	2,726,274	2,920,171
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 38.7435% 6/16/37 (h)(j)	108,854	215,740
TOTAL U.S. GOVERNMENT AGENCY		5,847,817
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,962,376)		20,538,309
Commercial Mortgage Securities - 5.2%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.713% 5/10/45 (h)	1,571,674	1,660,271
Series 2006-5:
Class A2, 5.317% 9/10/47	7,187,150	7,228,153
Class A3, 5.39% 9/10/47	1,985,000	2,088,696
Series 2007-3 Class A3, 5.6008% 6/10/49 (h)	6,100,000	6,246,815

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	$ 362,295	$ 362,086
Series 2007-1 Class A2, 5.381% 1/15/49	294,492	294,342
Series 2001-3 Class H, 6.562% 4/11/37 (c)	4,889,139	4,884,846
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7118% 3/15/22 (c)(h)	217,000	210,501
Class G, 0.7718% 3/15/22 (c)(h)	141,000	132,547
Series 2006-BIX1:
Class F, 0.5518% 10/15/19 (c)(h)	558,000	518,940
Class G, 0.5718% 10/15/19 (c)(h)	380,000	349,600
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class B, 2.1453% 4/25/34 (c)(h)	32,343	18,971
Class M1, 0.8053% 4/25/34 (c)(h)	26,353	18,764
Class M2, 1.4453% 4/25/34 (c)(h)	23,615	16,635
Series 2005-2A:
Class A1, 0.5553% 8/25/35 (c)(h)	367,502	254,103
Class M1, 0.6753% 8/25/35 (c)(h)	27,249	13,347
Class M2, 0.7253% 8/25/35 (c)(h)	44,817	20,107
Class M3, 0.7453% 8/25/35 (c)(h)	24,739	10,240
Series 2005-3A Class A2, 0.6453% 11/25/35 (c)(h)	128,672	81,143
Series 2005-4A:
Class A2, 0.6353% 1/25/36 (c)(h)	694,518	482,493
Class M1, 0.6953% 1/25/36 (c)(h)	145,317	63,263
Class M2, 0.7153% 1/25/36 (c)(h)	43,839	17,057
Class M3, 0.7453% 1/25/36 (c)(h)	63,728	22,270
Series 2006-1 Class A2, 0.6053% 4/25/36 (c)(h)	70,902	45,801
Series 2006-2A:
Class A1, 0.4753% 7/25/36 (c)(h)	693,813	468,760
Class A2, 0.5253% 7/25/36 (c)(h)	62,627	41,657
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2006-2A:
Class M1, 0.5553% 7/25/36 (c)(h)	$ 65,758	$ 25,436
Class M2, 0.5753% 7/25/36 (c)(h)	46,523	16,375
Class M6, 0.7853% 7/25/36 (c)(h)	47,417	6,117
Series 2006-3A:
Class M5, 0.7253% 10/25/36 (c)(h)	61,880	3,257
Class M6, 0.8053% 10/25/36 (c)(h)	120,982	2,873
Series 2006-4A:
Class A1, 0.4753% 12/25/36 (c)(h)	443,252	286,437
Class A2, 0.5153% 12/25/36 (c)(h)	987,868	430,826
Class M1, 0.5353% 12/25/36 (c)(h)	71,585	19,661
Series 2007-1 Class A2, 0.5153% 3/25/37 (c)(h)	185,675	92,910
Series 2007-2A:
Class A1, 0.5153% 7/25/37 (c)(h)	180,429	97,279
Class A2, 0.5653% 7/25/37 (c)(h)	168,882	50,985
Class B1, 1.8453% 7/25/37 (c)(h)	131,584	4,835
Class M2, 0.6553% 7/25/37 (c)(h)	93,823	7,802
Class M3, 0.7353% 7/25/37 (c)(h)	93,823	6,744
Class M4, 0.8953% 7/25/37 (c)(h)	198,472	12,897
Class M5, 0.9953% 7/25/37 (c)(h)	176,821	9,580
Class M6, 1.2453% 7/25/37 (c)(h)	220,124	9,748
Series 2007-3:
Class A2, 0.5353% 7/25/37 (c)(h)	270,130	127,142
Class B1, 1.1953% 7/25/37 (c)(h)	124,850	8,991
Class B2, 1.8453% 7/25/37 (c)(h)	436,407	14,160
Class B3, 4.2453% 7/25/37 (c)(h)	1,551	20
Class M1, 0.5553% 7/25/37 (c)(h)	110,662	26,627
Class M2, 0.5853% 7/25/37 (c)(h)	116,337	21,008
Class M3, 0.6153% 7/25/37 (c)(h)	254,240	35,016
Class M4, 0.7453% 7/25/37 (c)(h)	401,789	47,896

	Principal Amount	Value
Class M5, 0.8453% 7/25/37 (c)(h)	$ 150,387	$ 14,412
Class M6, 1.0453% 7/25/37 (c)(h)	113,500	7,970
Series 2007-4A:
Class M4, 1.8453% 9/25/37 (c)(h)	735,034	28,310
Class M5, 1.9953% 9/25/37 (c)(h)	735,034	21,684
Class M6, 2.1953% 9/25/37 (c)(h)	699,863	12,161
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(i)	1,175,020	45,826
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8918% 3/15/19 (c)(h)	143,028	137,311
Class J, 1.0918% 3/15/19 (c)(h)	143,000	130,313
Series 2007-BBA8:
Class D, 0.4918% 3/15/22 (c)(h)	147,000	132,730
Class E, 0.5418% 3/15/22 (c)(h)	763,000	673,674
Class F, 0.5918% 3/15/22 (c)(h)	468,000	403,850
Class G, 0.6418% 3/15/22 (c)(h)	120,000	101,151
Class H, 0.7918% 3/15/22 (c)(h)	147,000	120,970
Class J, 0.9418% 3/15/22 (c)(h)	147,000	117,295
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,099,662
C-BASS Trust floater Series 2006-SC1 Class A, 0.5153% 5/25/36 (c)(h)	250,784	209,682
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5718% 8/15/21 (c)(h)	56,688	54,767
Class H, 0.6118% 8/15/21 (c)(h)	125,000	116,819
Series 2007-FL3A Class A2, 0.3818% 4/15/22 (c)(h)	140,117	134,043
Series 2008-C7 Class A2B, 6.0753% 12/10/49 (h)	6,548,456	6,663,826
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,287,725
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,402,960
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7918% 4/15/17 (c)(h)	$ 23,182	$ 22,688
Class H, 0.8618% 4/15/17 (c)(h)	60,000	46,200
Class J, 1.0918% 4/15/17 (c)(h)	46,000	29,900
Series 2005-FL11:
Class F, 0.6918% 11/15/17 (c)(h)	52,739	47,943
Class G, 0.7418% 11/15/17 (c)(h)	36,409	32,369
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,775,000	2,763,845
Class AJFX, 5.478% 2/5/19 (c)	2,110,000	2,092,922
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	1,395,663	1,410,721
Series 2007-C3 Class A4, 5.6783% 6/15/39 (h)	3,750,000	4,015,391
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,834,372	2,873,163
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	2,750,000	2,949,386
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	3,013,974	3,147,707
Series 2001-CKN5 Class AX, 1.7527% 9/15/34 (c)(h)(i)	3,664,616	6,204
Series 2002-CP3 Class G, 6.639% 7/15/35 (c)	250,000	249,459
Series 2006-C1 Class A3, 5.4301% 2/15/39 (h)	2,671,358	2,719,873
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3918% 2/15/22 (c)(h)	3,470,000	3,123,000
Class C:
0.4118% 2/15/22 (c)(h)	657,000	584,730
0.5118% 2/15/22 (c)(h)	234,000	203,580
Class F, 0.5618% 2/15/22 (c)(h)	469,000	398,650
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	4,887,489

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4298% 11/5/21 (c)(h)	$ 3,490,000	$ 3,290,829
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,212,703
Series 2006-GG7 Class A3, 5.8742% 7/10/38 (h)	931,129	930,887
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (c)(h)	1,821,615	1,794,732
Class F, 0.6788% 6/6/20 (c)(h)	294,000	285,607
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (c)(h)	1,335,000	1,321,711
Class D, 2.2018% 3/6/20 (c)(h)	400,000	395,990
Class E, 2.4764% 3/6/20 (c)(h)	670,000	663,619
Class F, 2.6334% 3/6/20 (c)(h)	335,000	331,689
Class G, 2.7903% 3/6/20 (c)(h)	165,000	163,310
Class H, 3.3004% 3/6/20 (c)(h)	275,000	272,795
Class J, 4.0852% 3/6/20 (c)(h)	395,000	393,500
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,245,494	1,250,397
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	2,404,999	2,424,792
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5218% 11/15/18 (c)(h)	68,578	63,520
Class F, 0.5718% 11/15/18 (c)(h)	102,866	90,522
Class G, 0.6018% 11/15/18 (c)(h)	89,618	72,591
Class H, 0.7418% 11/15/18 (c)(h)	68,593	54,189
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (h)	3,821,435	3,923,135
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	3,546,920	3,709,248
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	4,247,234
Series 2005-LDP3 Class A3, 4.959% 8/15/42	1,395,238	1,431,530
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7353% 2/12/49 (h)	$ 755,000	$ 218,950
Class C, 5.7353% 2/12/49 (h)	1,971,000	354,780
Class D, 5.7353% 2/12/49 (h)	2,075,000	321,625
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	1,725,000	345,884
Class CS, 5.466% 1/15/49 (h)	745,000	93,221
Class ES, 5.5538% 1/15/49 (c)(h)	4,663,000	295,355
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9123% 7/15/44 (h)	3,733,000	4,306,183
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	422,321	424,260
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	104,567	104,661
Series 2007-C1:
Class A3, 5.398% 2/15/40	5,000,000	5,151,185
Class A4, 5.424% 2/15/40	8,620,000	9,725,162
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,300,449
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5818% 9/15/21 (c)(h)	402,971	346,369
Class G, 0.6018% 9/15/21 (c)(h)	795,609	659,989
Class H, 0.6418% 9/15/21 (c)(h)	204,773	161,676
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	43,398	43,741
Series 2005-MCP1 Class A2, 4.556% 6/12/43	295,560	296,055
Series 2007-C1 Class A4, 5.8473% 6/12/50 (h)	3,796,000	4,217,641
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A3, 5.364% 8/12/48	4,298,000	4,380,526
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	3,875,000	4,219,247
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	6,038,654
Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	3,838,927	3,996,538

	Principal Amount	Value
Series 2007-7 Class B, 5.7462% 6/12/50 (h)	$ 770,000	$ 43,359
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.442% 7/15/19 (c)(h)	113,478	65,817
Series 2007-XLFA:
Class D, 0.432% 10/15/20 (c)(h)	235,000	202,100
Class E, 0.492% 10/15/20 (c)(h)	294,000	238,140
Class F, 0.542% 10/15/20 (c)(h)	176,000	139,040
Class G, 0.582% 10/15/20 (c)(h)	218,000	167,860
Class H, 0.672% 10/15/20 (c)(h)	137,000	89,050
Class J, 0.822% 10/15/20 (c)(h)	80,460	32,184
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	4,785,000	5,034,150
Series 2007-HQ12 Class A2, 5.5994% 4/12/49 (h)	4,331,909	4,446,137
Series 2007-IQ14 Class B, 5.7212% 4/15/49 (h)	2,175,000	599,861
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	3,361,337	3,968,059
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5218% 9/15/21 (c)(h)	491,000	388,965
Class F, 0.5818% 9/15/21 (c)(h)	661,000	503,808
Class G, 0.6018% 9/15/21 (c)(h)	626,000	456,786
Class J, 0.8418% 9/15/21 (c)(h)	139,000	63,897
Series 2007-WHL8 Class F, 0.7218% 6/15/20 (c)(h)	1,046,000	763,580
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	293,884	295,986
Series 2007-C30:
Class A3, 5.246% 12/15/43	2,213,552	2,292,496
Class A4, 5.305% 12/15/43	3,240,000	3,454,877
Class A5, 5.342% 12/15/43	7,696,000	8,304,807
Series 2007-C31 Class A4, 5.509% 4/15/47	2,332,000	2,552,204
Series 2007-C32:
Class A2, 5.7307% 6/15/49 (h)	976,760	1,004,334
Class A3, 5.7357% 6/15/49 (h)	10,000,000	10,889,990
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	$ 3,010,000	$ 3,356,036
Series 2007-C30 Class E, 5.553% 12/15/43 (h)	6,257,000	1,362,768
Series 2007-C31 Class C, 5.6834% 4/15/47 (h)	2,455,000	504,453
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $227,631,068)		218,985,816
Municipal Securities - 0.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,200,000	1,238,808
California Gen. Oblig.:
7.5% 4/1/34	5,055,000	6,314,908
7.55% 4/1/39	940,000	1,208,765
7.6% 11/1/40	2,640,000	3,432,845
7.625% 3/1/40	1,420,000	1,835,833
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	2,850,000	2,996,120
Series 2010-3:
6.725% 4/1/35	1,255,000	1,376,873
7.35% 7/1/35	1,015,000	1,179,552
Series 2011, 5.877% 3/1/19	895,000	992,466
TOTAL MUNICIPAL SECURITIES (Cost $19,766,735)		20,576,170
Foreign Government and Government Agency Obligations - 0.1%

Russian Federation:
4.5% 4/4/22 (c)	1,800,000	1,887,840
5.625% 4/4/42 (c)	2,800,000	2,992,640
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,518,470)		4,880,480
Money Market Funds - 14.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $615,539,586)	615,539,586	$ 615,539,586
TOTAL INVESTMENT PORTFOLIO - 123.4% (Cost $4,983,602,957)	5,154,361,437
NET OTHER ASSETS (LIABILITIES) - (23.4)%	(976,743,034)
NET ASSETS - 100%	$ 4,177,618,403
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 7/1/42	$ (800,000)	(840,992)
3.5% 7/1/42	(45,400,000)	(47,726,273)
3.5% 7/1/42	(28,000,000)	(29,434,706)
4% 7/1/42	(3,400,000)	(3,619,000)
4% 7/1/42	(14,000,000)	(14,901,764)
4% 7/1/42	(14,000,000)	(14,901,764)
4% 7/1/42	(2,000,000)	(2,128,823)
4% 7/1/42	(12,000,000)	(12,772,940)
4% 7/1/42	(49,000,000)	(52,156,173)
4% 7/1/42	(49,000,000)	(52,156,173)
4% 7/1/42	(1,000,000)	(1,064,412)
4% 7/1/42	(6,000,000)	(6,386,470)
4% 7/1/42	(15,000,000)	(15,966,176)
4% 7/1/42	(15,000,000)	(15,966,176)
4.5% 7/1/42	(4,300,000)	(4,613,630)
4.5% 7/1/42	(38,000,000)	(40,771,617)
4.5% 7/1/42	(29,200,000)	(31,329,769)
4.5% 7/1/42	(7,400,000)	(7,939,736)
4.5% 7/1/42	(37,700,000)	(40,449,736)
4.5% 7/1/42	(9,600,000)	(10,300,198)
5% 7/1/42	(1,400,000)	(1,515,320)
5% 7/1/42	(1,400,000)	(1,515,320)
5.5% 7/1/42	(23,000,000)	(25,086,530)
5.5% 7/1/42	(28,000,000)	(30,540,124)
5.5% 7/1/42	(28,000,000)	(30,540,124)
6% 7/1/42	(2,000,000)	(2,197,984)
TOTAL FANNIE MAE		(496,821,930)
Freddie Mac
4% 7/1/42	(3,000,000)	(3,184,094)
TOTAL TBA SALE COMMITMENTS (Proceeds $499,897,223)		$ (500,006,024)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $360,000)(g)

	Sept. 2037	$ 1,209,000	$ (1,144,080)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $598,000)(g)	Sept. 2037	1,047,800	(991,536)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $348,750)(g)	Sept. 2037	604,500	(572,040)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $701,375)(g)	Sept. 2037	1,249,300	(1,182,216)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $572,000)(g)	Sept. 2037	1,773,200	(1,677,985)

	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $214,000)(g)

	Sept. 2037	$ 644,800	$ (610,176)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,023,500)(g)	Sept. 2037	1,853,800	(1,754,258)
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(f)	August 2034	80,198	(59,028)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C)(f)	Dec. 2034	225,354	(216,332)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C)(f)	Dec. 2034	391,480	(375,809)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(f)

	Sept. 2034	$ 78,601	$ (66,707)
		$ 9,158,033	$ (8,650,167)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $175,865,246 or 4.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,510,252.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 301,945
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 939,637,026	$ -	$ 939,637,026	$ -
U.S. Government and Government Agency Obligations	1,113,613,363	-	1,113,613,363	-
U.S. Government Agency - Mortgage Securities	2,151,693,919	-	2,151,693,919	-
Asset-Backed Securities	68,896,768	-	64,688,711	4,208,057
Collateralized Mortgage Obligations	20,538,309	-	20,368,353	169,956
Commercial Mortgage Securities	218,985,816	-	207,781,541	11,204,275
Municipal Securities	20,576,170	-	20,576,170	-
Foreign Government and Government Agency Obligations	4,880,480	-	4,880,480	-
Money Market Funds	615,539,586	615,539,586	-	-
Total Investments in Securities:	$ 5,154,361,437	$ 615,539,586	$ 4,523,239,563	$ 15,582,288
Derivative Instruments:
Liabilities
Swap Agreements	$ (8,650,167)	$ -	$ (7,932,291)	$ (717,876)
Other Financial Instruments:
TBA Sale Commitments	$ (500,006,024)	$ -	$ (500,006,024)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (8,650,167)
Total Value of Derivatives	$ -	$ (8,650,167)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,368,063,371)	$ 4,538,821,851
Fidelity Central Funds (cost $615,539,586)	615,539,586
Total Investments (cost $4,983,602,957)		$ 5,154,361,437
Cash		6,885
Receivable for investments sold		120,775,556
Receivable for TBA sale commitments		499,897,223
Receivable for swap agreements		2,917
Interest receivable		25,867,748
Distributions receivable from Fidelity Central Funds		78,295
Other receivables		665,103
Total assets		5,801,655,164

Liabilities
Payable for investments purchased Regular delivery	$ 198,308,317
Delayed delivery	915,233,157
TBA sale commitments, at value	500,006,024
Payable for swap agreements	836,395
Distributions payable	316,859
Swap agreements, at value	8,650,167
Other payables and accrued expenses	685,842
Total liabilities		1,624,036,761

Net Assets		$ 4,177,618,403
Net Assets consist of:
Paid in capital		$ 3,954,971,640
Undistributed net investment income		6,910,226
Accumulated undistributed net realized gain (loss) on investments		53,427,994
Net unrealized appreciation (depreciation) on investments		162,308,543
Net Assets, for 38,167,344 shares outstanding		$ 4,177,618,403
Net Asset Value, offering price and redemption price per share ($4,177,618,403 ÷ 38,167,344 shares)		$ 109.46

Statement of Operations

	Six months ended June 30, 2012
Investment Income
Interest		$ 60,823,266
Income from Fidelity Central Funds		301,945
Total income		61,125,211

Expenses
Custodian fees and expenses	$ 41,642
Independent trustees' compensation	6,893
Total expenses before reductions	48,535
Expense reductions	(7,303)	41,232
Net investment income (loss)		61,083,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,865,937
Swap agreements	(2,965,921)
Total net realized gain (loss)		53,900,016
Change in net unrealized appreciation (depreciation) on: Investment securities	18,749,036
Swap agreements	2,795,911
Delayed delivery commitments	296,750
Total change in net unrealized appreciation (depreciation)		21,841,697
Net gain (loss)		75,741,713
Net increase (decrease) in net assets resulting from operations		$ 136,825,692

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,083,979	$ 135,041,339
Net realized gain (loss)	53,900,016	63,822,458
Change in net unrealized appreciation (depreciation)	21,841,697	91,803,992
Net increase (decrease) in net assets resulting from operations	136,825,692	290,667,789
Distributions to shareholders from net investment income	(59,421,140)	(136,408,906)
Distributions to shareholders from net realized gain	(9,822,616)	(65,864,264)
Total distributions	(69,243,756)	(202,273,170)
Share transactions Proceeds from sales of shares	261,915,030	60,206,818
Reinvestment of distributions	69,262,734	201,937,333
Cost of shares redeemed	(11,522,413)	(318,248,685)
Net increase (decrease) in net assets resulting from share transactions	319,655,351	(56,104,534)
Total increase (decrease) in net assets	387,237,287	32,290,085

Net Assets
Beginning of period	3,790,381,116	3,758,091,031
End of period (including undistributed net investment income of $6,910,226 and undistributed net investment income of $5,247,387, respectively)	$ 4,177,618,403	$ 3,790,381,116
Other Information Shares
Sold	2,421,097	564,305
Issued in reinvestment of distributions	637,994	1,888,265
Redeemed	(106,019)	(2,967,677)
Net increase (decrease)	2,953,072	(515,107)

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 107.64	$ 105.18	$ 104.52	$ 94.78	$ 102.50	$ 103.02
Income from Investment Operations
Net investment income (loss) D	1.638	3.817	3.943	4.762	5.319	5.534
Net realized and unrealized gain (loss)	2.044	4.385	4.424	9.818	(7.583)	(.594)
Total from investment operations	3.682	8.202	8.367	14.580	(2.264)	4.940
Distributions from net investment income	(1.597)	(3.851)	(3.947)	(4.580)	(5.236)	(5.385)
Distributions from net realized gain	(.265)	(1.891)	(3.760)	(.260)	(.220)	(.075)
Total distributions	(1.862)	(5.742)	(7.707)	(4.840)	(5.456)	(5.460)
Net asset value, end of period	$ 109.46	$ 107.64	$ 105.18	$ 104.52	$ 94.78	$ 102.50
Total Return B,C	3.45%	7.96%	8.12%	15.71%	(2.29)%	4.94%
Ratios to Average Net Assets E,H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	3.04% A	3.57%	3.65%	4.75%	5.35%	5.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,177,618	$ 3,790,381	$ 3,758,091	$ 3,957,226	$ 3,162,861	$ 3,587,807
Portfolio turnover rate F	291% A	302%	230%	141%	140%	137%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012

1. Organization.

Fidelity® VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 205,312,474
Gross unrealized depreciation	(30,082,671)
Net unrealized appreciation (depreciation) on securities and other investments	$ 175,229,803

Tax cost	$ 4,979,131,634

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds,

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (3,277,695)	$ 3,079,357
Interest Rate Risk
Swap Agreements	311,774	(283,446)
Totals (a)	$ (2,965,921)	$ 2,795,911

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the sellers amounted to $9,158,033 representing 0.22% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $182,539,668 and $280,192,526, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $6,893.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $410.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	11.2%
VIP Asset Manager: Growth Portfolio	0.8%
VIP Balanced Portfolio	10.9%
VIP Investment Grade Bond Portfolio	77.1%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2012, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2012 and for the year ended December 31, 2011, and the financial highlights for the six months ended June 30, 2012 and for each of the five years in the period ended December 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2012, the results of its operations for the six months then ended, the changes in net assets for the six months ended June 30, 2012 and for the year ended December 31, 2011, and the financial highlights for the six months ended June 30, 2012 and for each of the five years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 15, 2012

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2012